Assets and Condensed Schedule of Investments by Class of Units - Investments by Class of Units (Details) - USD ($)		Mar. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,403,760		$ 4,518,063		$ 547,921
Percent of Partners' Capital (Net Asset Value)		1.42%		3.98%		0.33%
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 84,351	[1]	$ 3,159,143	[1],[2]	$ 1,292,389	[2]
Percent of Partners' Capital (Net Asset Value)		0.09%	[1]	2.78%	[1],[2]	0.78%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 45,701	[1]	$ 2,644,054	[1],[2]	$ 196,631	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,773	[1]	$ (11,912)	[1],[2]	$ (186,627)	[2]
Percent of Partners' Capital (Net Asset Value)		0.01%	[1]	(0.01%)	[1],[2]	(0.11%)	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (22,969)	[1]	$ 391,917	[1],[2]	$ 116,150	[2]
Percent of Partners' Capital (Net Asset Value)		(0.02%)	[1]	0.35%	[1],[2]	0.07%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 546,833	[1]	$ 1,144,493	[1],[2]	$ 540,550	[2]
Percent of Partners' Capital (Net Asset Value)		0.55%	[1]	1.01%	[1],[2]	0.32%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 55,156	[1]	$ 19,476	[1],[2]	$ 21,206	[2]
Percent of Partners' Capital (Net Asset Value)		0.05%	[1]	0.02%	[1],[2]	0.01%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[2]			$ 30,083	[1]	$ 69,709
Percent of Partners' Capital (Net Asset Value)	[2]			0.03%	[1]	0.04%
Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (97,538)	[1]	$ 497,533	[1],[2]	$ (74,055)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.10%)	[1]	0.44%	[1],[2]	(0.04%)	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 92,369	[1]	$ 217,286	[1],[2]	$ (22,484)	[2]
Percent of Partners' Capital (Net Asset Value)		0.09%	[1]	0.19%	[1],[2]	(0.01%)	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (536,923)	[1]	$ 355,178	[1],[2]	$ (267,818)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.54%)	[1]	0.31%	[1],[2]	(0.16%)	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 38,650	[1]	$ 515,089	[1],[2]	$ 1,095,758	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		136	[1]			1,089	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	462		$ 19,742	[2]
Percent of Partners' Capital (Net Asset Value)	[1],[2]			0.02%
Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[2]			$ (484)	[1]	$ 8,773
Percent of Partners' Capital (Net Asset Value)	[2]					0.01%
Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 740,163	[1]	$ (580,554)	[1],[2]	$ 307,223	[2]
Percent of Partners' Capital (Net Asset Value)		0.75%	[1]	(0.51%)	[1],[2]	0.19%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (609,339)	[1]	$ 922,460	[1],[2]	$ (76,499)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.61%)	[1]	0.81%	[1],[2]	(0.05%)	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[2]					$ 6,462
Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (92,772)	[1]	$ 153,925	[1],[2]	$ 848,710	[2]
Percent of Partners' Capital (Net Asset Value)		(0.09%)	[1]	0.14%	[1],[2]	0.51%	[2]
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (154,723)	[1]	$ 179,608	[1],[2]	$ (9,770)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.16%)	[1]	0.16%	[1],[2]	(0.01%)	[2]
Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,474,132		$ 1,179,312		$ (734,698)
Percent of Partners' Capital (Net Asset Value)		1.49%		1.04%		(0.44%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (639,007)		$ 56,614		$ (1,139,264)
Percent of Partners' Capital (Net Asset Value)		(0.65%)		0.05%		(0.68%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,113,139		$ 1,122,698		$ 404,566
Percent of Partners' Capital (Net Asset Value)		2.14%		0.99%		0.24%
Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 859,996		$ (668,465)		$ 998,010
Percent of Partners' Capital (Net Asset Value)		0.87%		(0.59%)		0.60%
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 556,175	[1]	$ (514,484)	[1],[2]	$ 987,535	[2]
Percent of Partners' Capital (Net Asset Value)		0.56%	[1]	(0.45%)	[1],[2]	0.59%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 159,057	[1]	$ 84,023	[1],[2]	$ 722,564	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (18,501)	[1]	$ 149,021	[1],[2]	$ 43,391	[2]
Percent of Partners' Capital (Net Asset Value)		(0.02%)	[1]	0.13%	[1],[2]	0.02%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (12,336)	[1]	$ (65,662)	[1],[2]	$ 301,634	[2]
Percent of Partners' Capital (Net Asset Value)		(0.01%)	[1]	(0.06%)	[1],[2]	0.18%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (28,660)	[1]	$ (98,244)	[1],[2]	$ (5,443)	[2]
Percent of Partners' Capital (Net Asset Value)	[1]	(0.03%)		(0.09%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (250,035)	[1]	$ 274,668	[1],[2]	$ (45,121)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.25%)	[1]	0.24%	[1],[2]	(0.02%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 79,383	[1]	$ 963	[1],[2]	$ (375)	[2]
Percent of Partners' Capital (Net Asset Value)	[1]	0.08%
Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 36,763	[1]	$ (111,735)	[1],[2]	$ 143,785	[2]
Percent of Partners' Capital (Net Asset Value)		0.04%	[1]	(0.10%)	[1],[2]	0.08%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 343,376	[1]	$ (23,266)	[1],[2]	$ 256,819	[2]
Percent of Partners' Capital (Net Asset Value)		0.35%	[1]	(0.02%)	[1],[2]	0.15%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,067	[1]	$ (41,722)	[1],[2]	$ 27,874	[2]
Percent of Partners' Capital (Net Asset Value)		0.01%	[1]	(0.03%)	[1],[2]	0.01%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 397,118	[1]	$ (598,507)	[1],[2]	$ 264,971	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		(1,281)	[1]	$ 13,080	[1],[2]	1,439	[2]
Percent of Partners' Capital (Net Asset Value)	[1],[2]			0.01%
Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 25,114		$ 47,586	[2]
Percent of Partners' Capital (Net Asset Value)	[1]	0.03%		0.04%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (1,229)
Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (55,607)	[1]	$ (53,365)	[1],[2]	$ (31,790)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.06%)	[1]	(0.05%)	[1],[2]	(0.02%)	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 357,211	[1]	$ (672,078)	[1],[2]	$ 329,003	[2]
Percent of Partners' Capital (Net Asset Value)		0.36%	[1]	(0.59%)	[1],[2]	0.20%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 30,823	[1]	$ 15,274	[1],[2]	$ 17,276	[2]
Percent of Partners' Capital (Net Asset Value)		0.03%	[1]	0.01%	[1],[2]	0.01%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 42,087	[1]	$ 50,996	[1],[2]	$ (50,957)	[2]
Percent of Partners' Capital (Net Asset Value)		0.04%	[1]	0.04%	[1],[2]	(0.03%)	[2]
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 303,821	[1]	$ (153,981)	[1],[2]	$ 10,475	[2]
Percent of Partners' Capital (Net Asset Value)		0.31%	[1]	(0.14%)	[1],[2]	0.01%	[2]
Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,263,756		$ 3,849,598		$ 1,545,931
Percent of Partners' Capital (Net Asset Value)		2.29%		3.39%		0.93%
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 640,526	[1]	$ 2,644,659	[1],[2]	$ 2,279,924	[2]
Percent of Partners' Capital (Net Asset Value)		0.65%	[1]	2.33%	[1],[2]	1.37%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 204,758	[1]	$ 2,728,077	[1],[2]	$ 919,195	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (9,728)	[1]	$ 137,109	[1],[2]	$ (143,236)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.01%)	[1]	0.12%	[1],[2]	(0.09%)	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (35,305)	[1]	$ 326,255	[1],[2]	$ 417,784	[2]
Percent of Partners' Capital (Net Asset Value)		(0.03%)	[1]	0.29%	[1],[2]	0.25%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 518,173	[1]	$ 1,046,249	[1],[2]	$ 535,107	[2]
Percent of Partners' Capital (Net Asset Value)		0.52%	[1]	0.92%	[1],[2]	0.32%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (194,879)	[1]	$ 294,144	[1],[2]	$ (23,915)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.20%)	[1]	0.26%	[1],[2]	(0.01%)	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 79,383	[1]	$ 31,046	[1],[2]	$ 69,334	[2]
Percent of Partners' Capital (Net Asset Value)		0.08%	[1]	0.03%	[1],[2]	0.04%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (60,775)	[1]	$ 385,798	[1],[2]	$ 69,730	[2]
Percent of Partners' Capital (Net Asset Value)		(0.06%)	[1]	0.34%	[1],[2]	0.04%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 435,745	[1]	$ 194,020	[1],[2]	$ 234,335	[2]
Percent of Partners' Capital (Net Asset Value)		0.44%	[1]	0.17%	[1],[2]	0.14%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (527,856)	[1]	$ 313,456	[1],[2]	$ (239,944)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.53%)	[1]	0.28%	[1],[2]	(0.15%)	[2]
Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 435,768	[1]	$ (83,418)	[1],[2]	$ 1,360,729	[2]
Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		(1,145)	[1]	$ 13,080	[1],[2]	2,528	[2]
Percent of Partners' Capital (Net Asset Value)	[1],[2]			0.01%
Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 25,576		$ 67,328	[2]
Percent of Partners' Capital (Net Asset Value)	[1]	0.03%		0.06%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,229)	[1]	$ (484)	[1],[2]	$ 8,773	[2]
Percent of Partners' Capital (Net Asset Value)	[2]					0.01%
Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 684,556	[1]	$ (633,919)	[1],[2]	$ 275,433	[2]
Percent of Partners' Capital (Net Asset Value)		0.69%	[1]	(0.56%)	[1],[2]	0.17%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (252,128)	[1]	$ 250,382	[1],[2]	$ 252,504	[2]
Percent of Partners' Capital (Net Asset Value)		(0.25%)	[1]	0.22%	[1],[2]	0.15%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 30,823	[1]	$ 15,274	[1],[2]	$ 23,738	[2]
Percent of Partners' Capital (Net Asset Value)		0.03%	[1]	0.01%	[1],[2]	0.01%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (50,685)	[1]	$ 204,921	[1],[2]	$ 797,753	[2]
Percent of Partners' Capital (Net Asset Value)		(0.05%)	[1]	0.18%	[1],[2]	0.48%	[2]
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 149,098	[1]	$ 25,627	[1],[2]	$ 705	[2]
Percent of Partners' Capital (Net Asset Value)	[1]	0.15%		0.02%	[2]
Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,474,132		$ 1,179,312		$ (734,698)
Percent of Partners' Capital (Net Asset Value)		1.49%		1.04%		(0.44%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (639,007)		$ 56,614		$ (1,139,264)
Percent of Partners' Capital (Net Asset Value)		(0.65%)		0.05%		(0.68%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,113,139		$ 1,122,698		$ 404,566
Percent of Partners' Capital (Net Asset Value)		2.14%		0.99%		0.24%
Class A | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 297,975		$ 31,715
Percent of Partners' Capital (Net Asset Value)				3.98%		0.33%
Class A | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 208,351		$ 74,807
Percent of Partners' Capital (Net Asset Value)				2.78%		0.78%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 174,380		$ 11,382
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (786)		$ (10,802)
Percent of Partners' Capital (Net Asset Value)				(0.01%)		(0.11%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 25,848		$ 6,723
Percent of Partners' Capital (Net Asset Value)				0.35%		0.07%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 75,482		$ 31,288
Percent of Partners' Capital (Net Asset Value)				1.01%		0.32%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,284		$ 1,227
Percent of Partners' Capital (Net Asset Value)				0.02%		0.01%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,984		$ 4,035
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 32,813		$ (4,286)
Percent of Partners' Capital (Net Asset Value)				0.44%		(0.04%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 14,330		$ (1,301)
Percent of Partners' Capital (Net Asset Value)				0.19%		(0.01%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 23,425		$ (15,502)
Percent of Partners' Capital (Net Asset Value)				0.31%		(0.16%)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 33,971		$ 63,425
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 63
Percent of Partners' Capital (Net Asset Value)						0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,302
Percent of Partners' Capital (Net Asset Value)				0.02%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (32)		$ 508
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (38,289)		$ 17,783
Percent of Partners' Capital (Net Asset Value)				(0.51%)		0.19%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 60,838		$ (4,428)
Percent of Partners' Capital (Net Asset Value)				0.81%		(0.05%)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 374
Percent of Partners' Capital (Net Asset Value)						0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 10,152		$ 49,125
Percent of Partners' Capital (Net Asset Value)				0.14%		0.51%
Class A | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,846		$ (566)
Percent of Partners' Capital (Net Asset Value)				0.16%		(0.01%)
Class A | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 77,778		$ (42,526)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Class A | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,734		$ (65,943)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Class A | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 74,044		$ 23,417
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Class A | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (44,087)		$ 57,766
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.60%
Class A | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (33,932)		$ 57,160
Percent of Partners' Capital (Net Asset Value)				(0.45%)		0.59%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 5,542		$ 41,824
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,828		$ 2,512
Percent of Partners' Capital (Net Asset Value)				0.13%		0.02%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (4,331)		$ 17,460
Percent of Partners' Capital (Net Asset Value)				(0.06%)		0.18%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (6,479)		$ (315)
Percent of Partners' Capital (Net Asset Value)				(0.09%)		0.00%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 18,115		$ (2,612)
Percent of Partners' Capital (Net Asset Value)				0.24%		(0.02%)
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 64		$ (22)
Percent of Partners' Capital (Net Asset Value)				0.00%		0.00%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (7,369)		$ 8,323
Percent of Partners' Capital (Net Asset Value)				(0.10%)		0.08%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (1,534)		$ 14,865
Percent of Partners' Capital (Net Asset Value)				(0.02%)		0.15%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (2,752)		$ 1,613
Percent of Partners' Capital (Net Asset Value)				(0.03%)		0.01%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (39,474)		$ 15,336
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 863		$ 83
Percent of Partners' Capital (Net Asset Value)				0.01%		0.00%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,138
Percent of Partners' Capital (Net Asset Value)				0.04%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (3,520)		$ (1,840)
Percent of Partners' Capital (Net Asset Value)				(0.05%)		(0.02%)
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (44,325)		$ 19,043
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.20%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,007		$ 1,000
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,363		$ (2,950)
Percent of Partners' Capital (Net Asset Value)				0.04%		(0.03%)
Class A | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (10,155)		$ 606
Percent of Partners' Capital (Net Asset Value)				(0.14%)		0.01%
Class A | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Class A | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Class A | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Class A | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 253,888		$ 89,481
Percent of Partners' Capital (Net Asset Value)				3.39%		0.93%
Class A | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 174,419		$ 131,967
Percent of Partners' Capital (Net Asset Value)				2.33%		1.37%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 179,922		$ 53,206
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,042		$ (8,290)
Percent of Partners' Capital (Net Asset Value)				0.12%		(0.09%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 21,517		$ 24,183
Percent of Partners' Capital (Net Asset Value)				0.29%		0.25%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 69,003		$ 30,973
Percent of Partners' Capital (Net Asset Value)				0.92%		0.32%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 19,399		$ (1,385)
Percent of Partners' Capital (Net Asset Value)				0.26%		(0.01%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,048		$ 4,013
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 25,444		$ 4,037
Percent of Partners' Capital (Net Asset Value)				0.34%		0.04%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 12,796		$ 13,564
Percent of Partners' Capital (Net Asset Value)				0.17%		0.14%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 20,673		$ (13,889)
Percent of Partners' Capital (Net Asset Value)				0.28%		(0.15%)
Class A | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5,503)		$ 78,761
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 863		$ 146
Percent of Partners' Capital (Net Asset Value)				0.01%		0.00%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 4,440
Percent of Partners' Capital (Net Asset Value)				0.06%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (32)		$ 508
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (41,809)		$ 15,943
Percent of Partners' Capital (Net Asset Value)				(0.56%)		0.17%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 16,513		$ 14,615
Percent of Partners' Capital (Net Asset Value)				0.22%		0.15%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,007		$ 1,374
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 13,515		$ 46,175
Percent of Partners' Capital (Net Asset Value)				0.18%		0.48%
Class A | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,691		$ 40
Percent of Partners' Capital (Net Asset Value)				0.02%		0.00%
Class A | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 77,778		$ (42,526)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Class A | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,734		$ (65,943)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Class A | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 74,044		$ 23,417
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Class B | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,884,136		$ 328,449
Percent of Partners' Capital (Net Asset Value)				3.98%		0.33%
Class B | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,016,660		$ 774,719
Percent of Partners' Capital (Net Asset Value)				2.78%		0.78%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,687,850		$ 117,870
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (7,604)		$ (111,873)
Percent of Partners' Capital (Net Asset Value)				(0.01%)		(0.11%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 250,183		$ 69,626
Percent of Partners' Capital (Net Asset Value)				0.35%		0.07%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 730,595		$ 324,031
Percent of Partners' Capital (Net Asset Value)				1.01%		0.32%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 12,433		$ 12,712
Percent of Partners' Capital (Net Asset Value)				0.02%		0.01%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 19,204		$ 41,787
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 317,603		$ (44,392)
Percent of Partners' Capital (Net Asset Value)				0.44%		(0.04%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 138,706		$ (13,478)
Percent of Partners' Capital (Net Asset Value)				0.19%		(0.01%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 226,730		$ (160,543)
Percent of Partners' Capital (Net Asset Value)				0.31%		(0.16%)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 328,810		$ 656,849
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 653
Percent of Partners' Capital (Net Asset Value)						0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 12,602
Percent of Partners' Capital (Net Asset Value)				0.02%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (309)		$ 5,259
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (370,600)		$ 184,164
Percent of Partners' Capital (Net Asset Value)				(0.51%)		0.19%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 588,858		$ (45,857)
Percent of Partners' Capital (Net Asset Value)				0.81%		(0.05%)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 3,874
Percent of Partners' Capital (Net Asset Value)						0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 98,259		$ 508,756
Percent of Partners' Capital (Net Asset Value)				0.14%		0.51%
Class B | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 114,654		$ (5,857)
Percent of Partners' Capital (Net Asset Value)				0.16%		(0.01%)
Class B | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 752,822		$ (440,413)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Class B | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 36,140		$ (682,929)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Class B | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 716,682		$ 242,516
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Class B | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (426,719)		$ 598,254
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.60%
Class B | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (328,424)		$ 591,975
Percent of Partners' Capital (Net Asset Value)				(0.45%)		0.59%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 53,636		$ 433,138
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 95,129		$ 26,011
Percent of Partners' Capital (Net Asset Value)				0.13%		0.02%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (41,916)		$ 180,814
Percent of Partners' Capital (Net Asset Value)				(0.06%)		0.18%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (62,715)		$ (3,263)
Percent of Partners' Capital (Net Asset Value)				(0.09%)		0.00%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 175,336		$ (27,048)
Percent of Partners' Capital (Net Asset Value)				0.24%		(0.02%)
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 615		$ (225)
Percent of Partners' Capital (Net Asset Value)				0.00%		0.00%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (71,327)		$ 86,191
Percent of Partners' Capital (Net Asset Value)				(0.10%)		0.08%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (14,852)		$ 153,949
Percent of Partners' Capital (Net Asset Value)				(0.02%)		0.15%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (26,634)		$ 16,709
Percent of Partners' Capital (Net Asset Value)				(0.03%)		0.01%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (382,060)		$ 158,837
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 8,350		$ 863
Percent of Partners' Capital (Net Asset Value)				0.01%		0.00%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 30,377
Percent of Partners' Capital (Net Asset Value)				0.04%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (34,066)		$ (19,056)
Percent of Partners' Capital (Net Asset Value)				(0.05%)		(0.02%)
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (429,025)		$ 197,220
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.20%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,750		$ 10,356
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 32,554		$ (30,546)
Percent of Partners' Capital (Net Asset Value)				0.04%		(0.03%)
Class B | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (98,295)		$ 6,279
Percent of Partners' Capital (Net Asset Value)				(0.14%)		0.01%
Class B | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Class B | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Class B | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Class B | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,457,417		$ 926,703
Percent of Partners' Capital (Net Asset Value)				3.39%		0.93%
Class B | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,688,236		$ 1,366,694
Percent of Partners' Capital (Net Asset Value)				2.33%		1.37%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,741,486		$ 551,008
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 87,525		$ (85,862)
Percent of Partners' Capital (Net Asset Value)				0.12%		(0.09%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 208,267		$ 250,440
Percent of Partners' Capital (Net Asset Value)				0.29%		0.25%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 667,880		$ 320,768
Percent of Partners' Capital (Net Asset Value)				0.92%		0.32%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 187,769		$ (14,336)
Percent of Partners' Capital (Net Asset Value)				0.26%		(0.01%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 19,819		$ 41,562
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 246,276		$ 41,799
Percent of Partners' Capital (Net Asset Value)				0.34%		0.04%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 123,854		$ 140,471
Percent of Partners' Capital (Net Asset Value)				0.17%		0.14%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 200,096		$ (143,834)
Percent of Partners' Capital (Net Asset Value)				0.28%		(0.15%)
Class B | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (53,250)		$ 815,686
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 8,350		$ 1,516
Percent of Partners' Capital (Net Asset Value)				0.01%		0.00%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 42,979
Percent of Partners' Capital (Net Asset Value)				0.06%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (309)		$ 5,259
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (404,666)		$ 165,108
Percent of Partners' Capital (Net Asset Value)				(0.56%)		0.17%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 159,833		$ 151,363
Percent of Partners' Capital (Net Asset Value)				0.22%		0.15%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,750		$ 14,230
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 130,813		$ 478,210
Percent of Partners' Capital (Net Asset Value)				0.18%		0.48%
Class B | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 16,359		$ 422
Percent of Partners' Capital (Net Asset Value)				0.02%		0.00%
Class B | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 752,822		$ (440,413)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Class B | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 36,140		$ (682,929)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Class B | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 716,682		$ 242,516
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Legacy 1 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 45,304		$ 4,266
Percent of Partners' Capital (Net Asset Value)				3.98%		0.33%
Legacy 1 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 31,678		$ 10,065
Percent of Partners' Capital (Net Asset Value)				2.78%		0.78%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 26,513		$ 1,531
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (119)		$ (1,454)
Percent of Partners' Capital (Net Asset Value)				(0.01%)		(0.11%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,930		$ 905
Percent of Partners' Capital (Net Asset Value)				0.35%		0.07%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,476		$ 4,210
Percent of Partners' Capital (Net Asset Value)				1.01%		0.32%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 195		$ 165
Percent of Partners' Capital (Net Asset Value)				0.02%		0.01%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 302		$ 543
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 4,989		$ (577)
Percent of Partners' Capital (Net Asset Value)				0.44%		(0.04%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,179		$ (175)
Percent of Partners' Capital (Net Asset Value)				0.19%		(0.01%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,561		$ (2,086)
Percent of Partners' Capital (Net Asset Value)				0.31%		(0.16%)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 5,165		$ 8,534
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 8
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 198
Percent of Partners' Capital (Net Asset Value)				0.02%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5)		$ 68
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5,821)		$ 2,393
Percent of Partners' Capital (Net Asset Value)				(0.51%)		0.19%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,250		$ (596)
Percent of Partners' Capital (Net Asset Value)				0.81%		(0.05%)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 50
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,543		$ 6,611
Percent of Partners' Capital (Net Asset Value)				0.14%		0.51%
Legacy 1 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,801		$ (76)
Percent of Partners' Capital (Net Asset Value)				0.16%		(0.01%)
Legacy 1 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,825		$ (5,723)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Legacy 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 568		$ (8,874)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Legacy 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,257		$ 3,151
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Legacy 1 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (6,701)		$ 7,776
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.60%
Legacy 1 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5,157)		$ 7,694
Percent of Partners' Capital (Net Asset Value)				(0.45%)		0.59%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 845		$ 5,630
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,494		$ 338
Percent of Partners' Capital (Net Asset Value)				0.13%		0.02%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (658)		$ 2,349
Percent of Partners' Capital (Net Asset Value)				(0.06%)		0.18%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (985)		$ (42)
Percent of Partners' Capital (Net Asset Value)				(0.09%)		0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,754		$ (350)
Percent of Partners' Capital (Net Asset Value)				0.24%		(0.02%)
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11		$ (2)
Percent of Partners' Capital (Net Asset Value)				0.00%		0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (1,120)		$ 1,120
Percent of Partners' Capital (Net Asset Value)				(0.10%)		0.08%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (233)		$ 2,000
Percent of Partners' Capital (Net Asset Value)				(0.02%)		0.15%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (418)		$ 217
Percent of Partners' Capital (Net Asset Value)				(0.03%)		0.01%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (6,002)		$ 2,064
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 131		$ 11
Percent of Partners' Capital (Net Asset Value)				0.01%		0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 477
Percent of Partners' Capital (Net Asset Value)				0.04%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (535)		$ (248)
Percent of Partners' Capital (Net Asset Value)				(0.05%)		(0.02%)
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (6,739)		$ 2,563
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.20%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 153		$ 135
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 511		$ (397)
Percent of Partners' Capital (Net Asset Value)				0.04%		(0.03%)
Legacy 1 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (1,544)		$ 82
Percent of Partners' Capital (Net Asset Value)				(0.14%)		0.01%
Legacy 1 Class | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 1 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 1 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 1 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 38,603		$ 12,042
Percent of Partners' Capital (Net Asset Value)				3.39%		0.93%
Legacy 1 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 26,521		$ 17,759
Percent of Partners' Capital (Net Asset Value)				2.33%		1.37%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 27,358		$ 7,161
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,375		$ (1,116)
Percent of Partners' Capital (Net Asset Value)				0.12%		(0.09%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,272		$ 3,254
Percent of Partners' Capital (Net Asset Value)				0.29%		0.25%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 10,491		$ 4,168
Percent of Partners' Capital (Net Asset Value)				0.92%		0.32%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,949		$ (185)
Percent of Partners' Capital (Net Asset Value)				0.26%		(0.01%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 313		$ 541
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,869		$ 543
Percent of Partners' Capital (Net Asset Value)				0.34%		0.04%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,946		$ 1,825
Percent of Partners' Capital (Net Asset Value)				0.17%		0.14%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,143		$ (1,869)
Percent of Partners' Capital (Net Asset Value)				0.28%		(0.15%)
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (837)		$ 10,598
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 131		19
Percent of Partners' Capital (Net Asset Value)				0.01%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 675
Percent of Partners' Capital (Net Asset Value)				0.06%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5)		$ 68
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (6,356)		$ 2,145
Percent of Partners' Capital (Net Asset Value)				(0.56%)		0.17%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,511		$ 1,967
Percent of Partners' Capital (Net Asset Value)				0.22%		0.15%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 153		$ 185
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,054		$ 6,214
Percent of Partners' Capital (Net Asset Value)				0.18%		0.48%
Legacy 1 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 257		$ 6
Percent of Partners' Capital (Net Asset Value)				0.02%
Legacy 1 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,825		$ (5,723)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Legacy 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 568		$ (8,874)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Legacy 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,257		$ 3,151
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Legacy 2 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 15,787		$ 1,553
Percent of Partners' Capital (Net Asset Value)				3.98%		0.33%
Legacy 2 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,038		$ 3,665
Percent of Partners' Capital (Net Asset Value)				2.78%		0.78%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,239		$ 558
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (42)		$ (529)
Percent of Partners' Capital (Net Asset Value)				(0.01%)		(0.11%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,370		$ 329
Percent of Partners' Capital (Net Asset Value)				0.35%		0.07%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,999		$ 1,533
Percent of Partners' Capital (Net Asset Value)				1.01%		0.32%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 68		$ 60
Percent of Partners' Capital (Net Asset Value)				0.02%		0.01%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 105		$ 198
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,739		$ (210)
Percent of Partners' Capital (Net Asset Value)				0.44%		(0.04%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 759		$ (64)
Percent of Partners' Capital (Net Asset Value)				0.19%		(0.01%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,241		$ (759)
Percent of Partners' Capital (Net Asset Value)				0.31%		(0.16%)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,799		$ 3,107
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 3
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 69
Percent of Partners' Capital (Net Asset Value)				0.02%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (2)		$ 25
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (2,029)		$ 871
Percent of Partners' Capital (Net Asset Value)				(0.51%)		0.19%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,223		$ (217)
Percent of Partners' Capital (Net Asset Value)				0.81%		(0.05%)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 18
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 538		$ 2,407
Percent of Partners' Capital (Net Asset Value)				0.14%		0.51%
Legacy 2 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 628		$ (28)
Percent of Partners' Capital (Net Asset Value)				0.16%		(0.01%)
Legacy 2 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 4,121		$ (2,084)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Legacy 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 198		$ (3,231)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Legacy 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,923		$ 1,147
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Legacy 2 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (2,335)		$ 2,831
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.60%
Legacy 2 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (1,797)		$ 2,801
Percent of Partners' Capital (Net Asset Value)				(0.45%)		0.59%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 295		$ 2,050
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 521		$ 123
Percent of Partners' Capital (Net Asset Value)				0.13%		0.02%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (229)		$ 855
Percent of Partners' Capital (Net Asset Value)				(0.06%)		0.18%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (343)		$ (15)
Percent of Partners' Capital (Net Asset Value)				(0.09%)		0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 960		$ (128)
Percent of Partners' Capital (Net Asset Value)				0.24%		(0.02%)
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3		$ (1)
Percent of Partners' Capital (Net Asset Value)				0.00%		0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (390)		$ 408
Percent of Partners' Capital (Net Asset Value)				(0.10%)		0.08%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (81)		$ 729
Percent of Partners' Capital (Net Asset Value)				(0.02%)		0.15%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (146)		$ 79
Percent of Partners' Capital (Net Asset Value)				(0.03%)		0.01%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (2,092)		$ 751
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 46		$ 4
Percent of Partners' Capital (Net Asset Value)				0.01%		0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 166
Percent of Partners' Capital (Net Asset Value)				0.04%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (186)		$ (90)
Percent of Partners' Capital (Net Asset Value)				(0.05%)		(0.02%)
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (2,349)		$ 933
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.20%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 53		$ 49
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 178		$ (145)
Percent of Partners' Capital (Net Asset Value)				0.04%		(0.03%)
Legacy 2 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (538)		$ 30
Percent of Partners' Capital (Net Asset Value)				(0.14%)		0.01%
Legacy 2 Class | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 2 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 2 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Legacy 2 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 13,452		$ 4,384
Percent of Partners' Capital (Net Asset Value)				3.39%		0.93%
Legacy 2 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,241		$ 6,466
Percent of Partners' Capital (Net Asset Value)				2.33%		1.37%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,534		$ 2,608
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 479		$ (406)
Percent of Partners' Capital (Net Asset Value)				0.12%		(0.09%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,141		$ 1,184
Percent of Partners' Capital (Net Asset Value)				0.29%		0.25%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,656		$ 1,518
Percent of Partners' Capital (Net Asset Value)				0.92%		0.32%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,028		$ (68)
Percent of Partners' Capital (Net Asset Value)				0.26%		(0.01%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 108		$ 197
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,349		$ 198
Percent of Partners' Capital (Net Asset Value)				0.34%		0.04%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 678		$ 665
Percent of Partners' Capital (Net Asset Value)				0.17%		0.14%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,095		$ (680)
Percent of Partners' Capital (Net Asset Value)				0.28%		(0.15%)
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (293)		$ 3,858
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 46		7
Percent of Partners' Capital (Net Asset Value)				0.01%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 235
Percent of Partners' Capital (Net Asset Value)				0.06%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (2)		$ 25
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (2,215)		$ 781
Percent of Partners' Capital (Net Asset Value)				(0.56%)		0.17%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 874		$ 716
Percent of Partners' Capital (Net Asset Value)				0.22%		0.15%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 53		$ 67
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 716		$ 2,262
Percent of Partners' Capital (Net Asset Value)				0.18%		0.48%
Legacy 2 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 90		$ 2
Percent of Partners' Capital (Net Asset Value)				0.02%
Legacy 2 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 4,121		$ (2,084)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Legacy 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 198		$ (3,231)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Legacy 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,923		$ 1,147
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Global 1 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,018,492		$ 112,187
Percent of Partners' Capital (Net Asset Value)				3.98%		0.33%
Global 1 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 712,156		$ 264,617
Percent of Partners' Capital (Net Asset Value)				2.78%		0.78%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 596,041		$ 40,260
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (2,685)		$ (38,212)
Percent of Partners' Capital (Net Asset Value)				(0.01%)		(0.11%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 88,349		$ 23,782
Percent of Partners' Capital (Net Asset Value)				0.35%		0.07%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 257,999		$ 110,678
Percent of Partners' Capital (Net Asset Value)				1.01%		0.32%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 4,390		$ 4,342
Percent of Partners' Capital (Net Asset Value)				0.02%		0.01%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 6,782		$ 14,273
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 112,157		$ (15,163)
Percent of Partners' Capital (Net Asset Value)				0.44%		(0.04%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 48,982		$ (4,604)
Percent of Partners' Capital (Net Asset Value)				0.19%		(0.01%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 80,067		$ (54,836)
Percent of Partners' Capital (Net Asset Value)				0.31%		(0.16%)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 116,115		$ 224,357
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 223
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 4,450
Percent of Partners' Capital (Net Asset Value)				0.02%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (109)		$ 1,796
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (130,872)		$ 62,904
Percent of Partners' Capital (Net Asset Value)				(0.51%)		0.19%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 207,947		$ (15,663)
Percent of Partners' Capital (Net Asset Value)				0.81%		(0.05%)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 1,323
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 34,699		$ 173,774
Percent of Partners' Capital (Net Asset Value)				0.14%		0.51%
Global 1 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 40,488		$ (2,000)
Percent of Partners' Capital (Net Asset Value)				0.16%		(0.01%)
Global 1 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 265,848		$ (150,430)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Global 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 12,762		$ (233,265)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Global 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 253,086		$ 82,835
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Global 1 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (150,690)		$ 204,343
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.60%
Global 1 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (115,979)		$ 202,198
Percent of Partners' Capital (Net Asset Value)				(0.45%)		0.59%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 18,940		$ 147,945
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 33,593		$ 8,884
Percent of Partners' Capital (Net Asset Value)				0.13%		0.02%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (14,802)		$ 61,760
Percent of Partners' Capital (Net Asset Value)				(0.06%)		0.18%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (22,147)		$ (1,114)
Percent of Partners' Capital (Net Asset Value)				(0.09%)		0.00%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 61,917		$ (9,239)
Percent of Partners' Capital (Net Asset Value)				0.24%		(0.02%)
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 217		$ (77)
Percent of Partners' Capital (Net Asset Value)				0.00%		0.00%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (25,188)		$ 29,440
Percent of Partners' Capital (Net Asset Value)				(0.10%)		0.08%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5,245)		$ 52,584
Percent of Partners' Capital (Net Asset Value)				(0.02%)		0.15%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (9,405)		$ 5,707
Percent of Partners' Capital (Net Asset Value)				(0.03%)		0.01%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (134,919)		$ 54,253
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,949		$ 295
Percent of Partners' Capital (Net Asset Value)				0.01%		0.00%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 10,727
Percent of Partners' Capital (Net Asset Value)				0.04%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (12,030)		$ (6,509)
Percent of Partners' Capital (Net Asset Value)				(0.05%)		(0.02%)
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (151,504)		$ 67,363
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.20%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,443		$ 3,537
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,496		$ (10,433)
Percent of Partners' Capital (Net Asset Value)				0.04%		(0.03%)
Global 1 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (34,711)		$ 2,145
Percent of Partners' Capital (Net Asset Value)				(0.14%)		0.01%
Global 1 Class | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 1 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 1 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 1 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 867,802		$ 316,530
Percent of Partners' Capital (Net Asset Value)				3.39%		0.93%
Global 1 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 596,177		$ 466,815
Percent of Partners' Capital (Net Asset Value)				2.33%		1.37%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 614,981		$ 188,205
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 30,908		$ (29,328)
Percent of Partners' Capital (Net Asset Value)				0.12%		(0.09%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 73,547		$ 85,542
Percent of Partners' Capital (Net Asset Value)				0.29%		0.25%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 235,852		$ 109,564
Percent of Partners' Capital (Net Asset Value)				0.92%		0.32%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 66,307		$ (4,897)
Percent of Partners' Capital (Net Asset Value)				0.26%		(0.01%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 6,999		$ 14,196
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 86,969		$ 14,277
Percent of Partners' Capital (Net Asset Value)				0.34%		0.04%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 43,737		$ 47,980
Percent of Partners' Capital (Net Asset Value)				0.17%		0.14%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 70,662		$ (49,129)
Percent of Partners' Capital (Net Asset Value)				0.28%		(0.15%)
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (18,804)		$ 278,610
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,949		518
Percent of Partners' Capital (Net Asset Value)				0.01%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 15,177
Percent of Partners' Capital (Net Asset Value)				0.06%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (109)		$ 1,796
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (142,902)		$ 56,395
Percent of Partners' Capital (Net Asset Value)				(0.56%)		0.17%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 56,443		$ 51,700
Percent of Partners' Capital (Net Asset Value)				0.22%		0.15%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,443		$ 4,860
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 46,195		$ 163,341
Percent of Partners' Capital (Net Asset Value)				0.18%		0.48%
Global 1 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 5,777		$ 145
Percent of Partners' Capital (Net Asset Value)				0.02%
Global 1 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 265,848		$ (150,430)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Global 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 12,762		$ (233,265)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Global 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 253,086		$ 82,835
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Global 2 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 42,389		$ 6,810
Percent of Partners' Capital (Net Asset Value)				3.98%		0.33%
Global 2 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 29,639		$ 16,061
Percent of Partners' Capital (Net Asset Value)				2.78%		0.78%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 24,807		$ 2,444
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (112)		$ (2,319)
Percent of Partners' Capital (Net Asset Value)				(0.01%)		(0.11%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,677		$ 1,443
Percent of Partners' Capital (Net Asset Value)				0.35%		0.07%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 10,738		$ 6,717
Percent of Partners' Capital (Net Asset Value)				1.01%		0.32%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 183		$ 264
Percent of Partners' Capital (Net Asset Value)				0.02%		0.01%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 282		$ 866
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 4,668		$ (920)
Percent of Partners' Capital (Net Asset Value)				0.44%		(0.04%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,039		$ (279)
Percent of Partners' Capital (Net Asset Value)				0.19%		(0.01%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,332		$ (3,328)
Percent of Partners' Capital (Net Asset Value)				0.31%		(0.16%)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 4,832		$ 13,617
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 14
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 185
Percent of Partners' Capital (Net Asset Value)				0.02%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5)		$ 109
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5,447)		$ 3,818
Percent of Partners' Capital (Net Asset Value)				(0.51%)		0.19%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 8,655		$ (951)
Percent of Partners' Capital (Net Asset Value)				0.81%		(0.05%)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 80
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,444		$ 10,547
Percent of Partners' Capital (Net Asset Value)				0.14%		0.51%
Global 2 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,685		$ (121)
Percent of Partners' Capital (Net Asset Value)				0.16%		(0.01%)
Global 2 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,065		$ (9,130)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Global 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 531		$ (14,158)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Global 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 10,534		$ 5,028
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Global 2 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (6,273)		$ 12,402
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.60%
Global 2 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (4,828)		$ 12,272
Percent of Partners' Capital (Net Asset Value)				(0.45%)		0.59%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 789		$ 8,978
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,398		$ 539
Percent of Partners' Capital (Net Asset Value)				0.13%		0.02%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (616)		$ 3,748
Percent of Partners' Capital (Net Asset Value)				(0.06%)		0.18%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (922)		$ (68)
Percent of Partners' Capital (Net Asset Value)				(0.09%)		0.00%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,577		$ (561)
Percent of Partners' Capital (Net Asset Value)				0.24%		(0.02%)
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9		$ (5)
Percent of Partners' Capital (Net Asset Value)				0.00%		0.00%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (1,048)		$ 1,787
Percent of Partners' Capital (Net Asset Value)				(0.10%)		0.08%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (218)		$ 3,192
Percent of Partners' Capital (Net Asset Value)				(0.02%)		0.15%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (391)		$ 346
Percent of Partners' Capital (Net Asset Value)				(0.03%)		0.01%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5,617)		$ 3,294
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 123		$ 18
Percent of Partners' Capital (Net Asset Value)				0.01%		0.00%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 446
Percent of Partners' Capital (Net Asset Value)				0.04%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (501)		$ (395)
Percent of Partners' Capital (Net Asset Value)				(0.05%)		(0.02%)
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (6,306)		$ 4,089
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.20%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 143		$ 215
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 478		$ (633)
Percent of Partners' Capital (Net Asset Value)				0.04%		(0.03%)
Global 2 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (1,445)		$ 130
Percent of Partners' Capital (Net Asset Value)				(0.14%)		0.01%
Global 2 Class | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 2 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 2 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 2 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 36,116		$ 19,212
Percent of Partners' Capital (Net Asset Value)				3.39%		0.93%
Global 2 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 24,811		$ 28,333
Percent of Partners' Capital (Net Asset Value)				2.33%		1.37%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 25,596		$ 11,422
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,286		$ (1,780)
Percent of Partners' Capital (Net Asset Value)				0.12%		(0.09%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,061		$ 5,191
Percent of Partners' Capital (Net Asset Value)				0.29%		0.25%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,816		$ 6,649
Percent of Partners' Capital (Net Asset Value)				0.92%		0.32%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,760		$ (297)
Percent of Partners' Capital (Net Asset Value)				0.26%		(0.01%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 291		$ 861
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,620		$ 867
Percent of Partners' Capital (Net Asset Value)				0.34%		0.04%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,821		$ 2,913
Percent of Partners' Capital (Net Asset Value)				0.17%		0.14%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,941		$ (2,982)
Percent of Partners' Capital (Net Asset Value)				0.28%		(0.15%)
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (785)		$ 16,911
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 123		32
Percent of Partners' Capital (Net Asset Value)				0.01%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 631
Percent of Partners' Capital (Net Asset Value)				0.06%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5)		$ 109
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5,948)		$ 3,423
Percent of Partners' Capital (Net Asset Value)				(0.56%)		0.17%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,349		$ 3,138
Percent of Partners' Capital (Net Asset Value)				0.22%		0.15%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 143		$ 295
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,922		$ 9,914
Percent of Partners' Capital (Net Asset Value)				0.18%		0.48%
Global 2 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 240		$ 9
Percent of Partners' Capital (Net Asset Value)				0.02%
Global 2 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,065		$ (9,130)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Global 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 531		$ (14,158)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Global 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 10,534		$ 5,028
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Global 3 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 213,980		$ 62,941
Percent of Partners' Capital (Net Asset Value)				3.98%		0.33%
Global 3 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 149,621		$ 148,455
Percent of Partners' Capital (Net Asset Value)				2.78%		0.78%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 125,224		$ 22,586
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (564)		$ (21,438)
Percent of Partners' Capital (Net Asset Value)				(0.01%)		(0.11%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 18,560		$ 13,342
Percent of Partners' Capital (Net Asset Value)				0.35%		0.07%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 54,204		$ 62,093
Percent of Partners' Capital (Net Asset Value)				1.01%		0.32%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 923		$ 2,436
Percent of Partners' Capital (Net Asset Value)				0.02%		0.01%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,424		$ 8,007
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 23,564		$ (8,507)
Percent of Partners' Capital (Net Asset Value)				0.44%		(0.04%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 10,291		$ (2,583)
Percent of Partners' Capital (Net Asset Value)				0.19%		(0.01%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 16,822		$ (30,764)
Percent of Partners' Capital (Net Asset Value)				0.31%		(0.16%)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 24,397		$ 125,869
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 125
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 936
Percent of Partners' Capital (Net Asset Value)				0.02%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (22)		$ 1,008
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (27,496)		$ 35,290
Percent of Partners' Capital (Net Asset Value)				(0.51%)		0.19%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 43,689		$ (8,787)
Percent of Partners' Capital (Net Asset Value)				0.81%		(0.05%)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts						$ 743
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 7,290		$ 97,490
Percent of Partners' Capital (Net Asset Value)				0.14%		0.51%
Global 3 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 8,506		$ (1,122)
Percent of Partners' Capital (Net Asset Value)				0.16%		(0.01%)
Global 3 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 55,853		$ (84,392)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Global 3 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,681		$ (130,864)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Global 3 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 53,172		$ 46,472
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%
Global 3 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (31,660)		$ 114,638
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.60%
Global 3 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (24,367)		$ 113,435
Percent of Partners' Capital (Net Asset Value)				(0.45%)		0.59%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,976		$ 82,999
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 7,058		$ 4,984
Percent of Partners' Capital (Net Asset Value)				0.13%		0.02%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (3,110)		$ 34,648
Percent of Partners' Capital (Net Asset Value)				(0.06%)		0.18%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (4,653)		$ (626)
Percent of Partners' Capital (Net Asset Value)				(0.09%)		0.00%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 13,009		$ (5,183)
Percent of Partners' Capital (Net Asset Value)				0.24%		(0.02%)
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 44		$ (43)
Percent of Partners' Capital (Net Asset Value)				0.00%		0.00%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (5,293)		$ 16,516
Percent of Partners' Capital (Net Asset Value)				(0.10%)		0.08%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (1,103)		$ 29,500
Percent of Partners' Capital (Net Asset Value)				(0.02%)		0.15%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (1,976)		$ 3,203
Percent of Partners' Capital (Net Asset Value)				(0.03%)		0.01%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (28,343)		$ 30,436
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 618		$ 165
Percent of Partners' Capital (Net Asset Value)				0.01%		0.00%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,255
Percent of Partners' Capital (Net Asset Value)				0.04%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (2,527)		$ (3,652)
Percent of Partners' Capital (Net Asset Value)				(0.05%)		(0.02%)
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (31,830)		$ 37,792
Percent of Partners' Capital (Net Asset Value)				(0.59%)		0.20%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 725		$ 1,984
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,416		$ (5,853)
Percent of Partners' Capital (Net Asset Value)				0.04%		(0.03%)
Global 3 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (7,293)		$ 1,203
Percent of Partners' Capital (Net Asset Value)				(0.14%)		0.01%
Global 3 Class | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 3 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 3 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)						0.00%
Global 3 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 182,320		$ 177,579
Percent of Partners' Capital (Net Asset Value)				3.39%		0.93%
Global 3 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 125,254		$ 261,890
Percent of Partners' Capital (Net Asset Value)				2.33%		1.37%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 129,200		$ 105,585
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 6,494		$ (16,454)
Percent of Partners' Capital (Net Asset Value)				0.12%		(0.09%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 15,450		$ 47,990
Percent of Partners' Capital (Net Asset Value)				0.29%		0.25%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 49,551		$ 61,467
Percent of Partners' Capital (Net Asset Value)				0.92%		0.32%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 13,932		$ (2,747)
Percent of Partners' Capital (Net Asset Value)				0.26%		(0.01%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,468		$ 7,964
Percent of Partners' Capital (Net Asset Value)				0.03%		0.04%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 18,271		$ 8,009
Percent of Partners' Capital (Net Asset Value)				0.34%		0.04%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,188		$ 26,917
Percent of Partners' Capital (Net Asset Value)				0.17%		0.14%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 14,846		$ (27,561)
Percent of Partners' Capital (Net Asset Value)				0.28%		(0.15%)
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (3,946)		$ 156,305
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 618		290
Percent of Partners' Capital (Net Asset Value)				0.01%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 3,191
Percent of Partners' Capital (Net Asset Value)				0.06%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (22)		$ 1,008
Percent of Partners' Capital (Net Asset Value)				0.00%		0.01%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ (30,023)		$ 31,638
Percent of Partners' Capital (Net Asset Value)				(0.56%)		0.17%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 11,859		$ 29,005
Percent of Partners' Capital (Net Asset Value)				0.22%		0.15%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 725		$ 2,727
Percent of Partners' Capital (Net Asset Value)				0.01%		0.01%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 9,706		$ 91,637
Percent of Partners' Capital (Net Asset Value)				0.18%		0.48%
Global 3 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 1,213		$ 81
Percent of Partners' Capital (Net Asset Value)				0.02%
Global 3 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 55,853		$ (84,392)
Percent of Partners' Capital (Net Asset Value)				1.04%		(0.44%)
Global 3 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 2,681		$ (130,864)
Percent of Partners' Capital (Net Asset Value)				0.05%		(0.68%)
Global 3 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts				$ 53,172		$ 46,472
Percent of Partners' Capital (Net Asset Value)				0.99%		0.24%

[1]	No individual futures and forward contract position constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[2]	No futures and forward contract position constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.